UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL	60654
(Address of principal executive offices)	(Zip code)

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code:	312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RiverNorth Core Opportunity Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares/Description/Percentage of Net Assets		Market Value

CLOSED-END FUNDS - 69.06%
116,303	ACM Managed Dollar Income Fund	$ 553,602
183,913	Alpine Global Premier Properties Fund	726,456
45,102	ASA Limited	2,300,202
92,422	BlackRock Global Equity Income Trust	805,920
126,547	BlackRock World Investment Trust	1,109,817
559,228	Boulder Growth & Income Fund, Inc.	2,606,003
758,642	Calamos Global Dynamic Income Fund	4,384,951
150,000	Calamos Global Total Return Fund	1,425,000
966,969	Calamos Strategic Total Return Fund	6,043,556
58,360	Central Europe and Russia Fund, Inc. / The	958,855
102,559	China Fund, Inc.	1,696,326
235,284	Clough Global Equity Fund	2,239,904
1,037,621	Clough Global Opportunities Fund	9,390,470
256,032	Cohen & Steers Closed-End Opportunity Fund, Inc.	2,345,253
303,210	Cohen & Steers Global Income Builder, Inc.	2,383,231
216,497	Cohen & Steers Premium Income Realty Fund, Inc.	772,894
125,292	Cohen & Steers Quality Income Realty Fund, Inc.	476,110
104,161	Defined Strategy Fund, Inc.	1,019,736
85,308	Diamond Hill Financial Trends Fund, Inc.	541,706
429,058	Dreman/Claymore Dividend & Income Fund	810,920
578,737	Dreyfus High Yield Strategies Fund	1,290,584
241,700	DWS Dreman Value Income Edge Fund	971,634
267,777	DWS Global Commodities Stock Fund, Inc.	1,462,062
90,061	Eaton Vance Tax-Advantaged Dividend Income Fund	1,049,211
71,231	Eaton Vance Tax-Advantaged Global Dividend Income Fund	756,473
32,987	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	468,086
652,195	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	6,424,121
307,563	Evergreen Income Advantage Fund	1,694,672
611,507	First Trust/Four Corners Senior Floating Rate Income Fund II	4,280,549
166,474	Gabelli Dividend & Income Trust	1,714,682
283,739	Gabelli Global Deal Fund	3,728,330
200,233	Global Convertible Securities & Income Fund	1,169,361
485,341	Highland Credit Strategies Fund	2,766,444
510,022	Highland Distressed Opportunities, Inc.	1,096,547
347,185	Helios Total Return Fund, Inc.	1,683,847
171,293	ING Clarion Global Real Estate Income Fund	681,746
222,410	ING Global Equity Dividend and Premium Opportunity Fund	2,164,049
81,108	Insured Municipal Income Fund	819,191
292,322	John Hancock Patriot Premium Dividend Fund II	2,078,409
723,808	Liberty All-Star Equity Fund	2,533,328
527,631	LMP Capital and Income Fund, Inc.	4,078,588
323,940	MFS Intermediate Income Trust	2,024,625
60,640	Morgan Stanley China A Share Fund	1,240,088

*See accompanying notes which are an integral part of these financial statements.

RiverNorth Core Opportunity Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

Shares/Description/Percentage of Net Assets		Market Value

CLOSED-END FUNDS - 69.06% - continued
18,534	NASDAQ Premium Income & Growth Fund	$ 172,181
1,660,224	Nicholas-Applegate Convertible & Income Fund	7,703,439
1,446,210	Nicholas-Applegate Convertible & Income Fund II	6,218,703
314,988	Nuveen Multi-Strategy Income and Growth Fund	1,448,945
574,560	Nuveen Multi-Strategy Income and Growth Fund 2	2,798,107
437,689	Nuveen Floating Rate Income Opportunity Fund	2,346,013
91,903	Nuveen Tax-Advantage Dividend Growth Fund	797,718
105,614	Nuveen Global Value Opportunities Fund	1,255,750
45,603	Nuveen Quality Preferred Income Fund	221,631
80,408	PIMCO Floating Rate Strategy Fund	494,509
318,212	PIMCO High Income Fund	1,759,712
188,512	Pioneer Floating Rate Trust	1,325,239
133,254	Royce Value Trust, Inc.	1,118,001
58,885	Seligman Select Municipal Fund, Inc.	538,798
238,082	SunAmerica Focused Alpha Growth Fund, Inc.	2,273,683
1,134,656	TCW Strategic Income Fund, Inc.	3,483,394
36,331	Templeton Dragon Fund, Inc.	627,073
32,377	Tortoise Energy Infrastructure Corporation	549,438
467,537	Tri-Continental Corporation	4,609,915
1,205,915	Van Kampen Dynamic Credit Opportunities Fund	8,549,937

TOTAL FOR CLOSED-END FUNDS (Cost $147,619,965)		137,059,725

MUTUAL FUNDS - 6.75%
34,445	Alger Convertible Fund, Inc.	496,008
398,552	Calamos Convertible Fund - Class A	5,782,995
1,108,651	Eaton Vance Floating-Rate Advantage Fund	7,106,455

TOTAL FOR MUTUAL FUNDS (Cost $14,686,610)		13,385,458

EXCHANGE TRADED FUNDS - 7.43%
199,839	iShares MSCI Emerging Markets Index	4,989,980
7,933	PowerShares FTSE RAFI US 1000 Portfolio	270,436
91,900	PowerShares Listed Private Equity Portfolio	658,923
97,830	SPDR Trust Series 1	8,828,174

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $14,800,921)		14,747,513

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.39%
12,100	Affiliated Managers Group, Inc. (a)	507,232
11,736	Legg Mason, Inc.	257,136

TOTAL FOR HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $1,272,030)		764,368

*See accompanying notes which are an integral part of these financial statements.

RiverNorth Core Opportunity Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

Shares/Description/Percentage of Net Assets		Market Value

SHORT TERM INVESTMENTS - 12.93%
25,666,273	Fidelity Institutional Money Market Portfolio, 2.12% (b)	$25,666,273

TOTAL FOR SHORT TERM INVESTMENTS (Cost $25,666,273)		25,666,273

TOTAL INVESTMENTS (Cost $204,045,799) - 96.56%		191,623,337

OTHER ASSETS LESS LIABILITIES - 3.44%		6,836,381

NET ASSETS - 100.00%		$198,459,718

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2008.

Tax Related, excluding swaps
Unrealized appreciation		$11,153,444
Unrealized depreciation		(23,575,906)
Net unrealized depreciation		$(12,422,462)

Aggregate cost of securities for income tax purposes		$204,045,799

*See accompanying notes which are an integral part of these financial statements.

RiverNorth Core Opportunity Fund
Total Return Swaps
December 31, 2008
(Unaudited)

			Unrealized
	Notional	Termination	Appreciation/
	Amount	Date	Depreciation

ReFlow Fund, LLC	$28,000,000	8/27/2010	$ 2,232,310

*See accompanying notes which are an integral part of these financial statements.

RiverNorth Core Opportunity Fund
Related Notes to the Schedule of Investments
December 31, 2008
(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Swaps - The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Advisor. The Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.

RiverNorth Core Opportunity Fund
Related Notes to the Schedule of Investments - continued
December 31, 2008
(Unaudited)

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to the open swap contracts. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities.

Other – The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund has held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its common stocks at the closing price established by the market exchange on which they trade. Money market securities are valued at amortized cost. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to Security valuations section in this Note.

RiverNorth Core Opportunity Fund
Related Notes to the Schedule of Investments - continued
December 31, 2008
(Unaudited)

The following is a summary of the inputs used to value the Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 191,623,337	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ 2,232,310
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 191,623,337	$ 2,232,310

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	RiverNorth Funds

By

_____/s/ Patrick W. Galley_______________

Patrick W. Galley, President and Treasurer

Date_____02/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

_____/s/ Patrick W. Galley______________

Patrick W. Galley, President and Treasurer

Date____02/23/09